Marketable Securities	9 Months Ended
Sep. 30, 2013
Marketable Securities

3. Marketable Securities

There were no unrealized losses or gains and the amortized cost and estimated fair value was $0 as of September 30, 2013 and December 31, 2012. Marketable available-for-sale securities as of December 31, 2011 consist of the following (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
As of December 31, 2011:
Obligations of U.S. government agencies	$4,495	$1	$—	$4,496
Corporate debt securities	6,516	—	—	6,516

	$11,011	$1	$—	$11,012

As of December 31, 2011, all marketable securities had contractual maturities of less than one year. Realized gains and losses were immaterial for the years ended December 31, 2012 and 2011 and the nine months ended September 30, 2013 and 2012.